Note 8 - Accrued Liabilities	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

8. Accrued Liabilities

Accrued liabilities consist of the following:

	December 31, 2013	December 31, 2012
Accrued salaries, wages, benefits and bonus	$45,456	$65,581
Sales tax payable	4,409	877
Accrued accounting and legal fees	—	5,160
Customer deposit payable	580	36,540
Accrued interest	6,288	76,438
Royalty payable	—	262,500
Other accrued liabilities	32,997	41,860
	$89,730	$488,956